Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III - Real Estate and Accumualated Depreciation
Schedule III - Real Estate and Accumualated Depreciation
SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION (Continued)
December 31, 2012
(in thousands)

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is Computed
Real Estate Under Operating Leases:
Office facilities in Broomfield, CO	$-	$248	$2,538	$4,844	$(2,069)	$2,643	$2,918	$5,561	$1,217	Jan. 1998	40 yrs.
Distribution facilities and warehouses in Erlanger, KY	12,000	1,526	21,427	2,966	141	1,526	24,534	26,060	9,431	Jan. 1998	40 yrs.
Retail store in Montgomery, AL	-	855	6,762	277	(6,978)	142	774	916	417	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Anchorage, AK and Commerce, CA	-	4,905	11,898	-	12	4,905	11,910	16,815	1,636	Jan. 1998	40 yrs.
Office facility in Toledo, OH	-	224	2,408	-	-	224	2,408	2,632	1,003	Jan. 1998	40 yrs.
Industrial facility in Goshen, IN	-	239	940	-	-	239	940	1,179	133	Jan. 1998	40 yrs.
Office facility in Raleigh, NC	-	1,638	2,844	157	(2,554)	828	1,257	2,085	454	Jan. 1998	20 yrs.
Office facility in King of Prussia, PA	-	1,219	6,283	1,295	-	1,219	7,578	8,797	2,658	Jan. 1998	40 yrs.
Warehouse/distribution facility in Fort Lauderdale, FL	-	1,893	11,077	703	(8,449)	1,173	4,051	5,224	1,429	Jan. 1998	40 yrs.
Industrial facilities in Pinconning, MS	-	32	1,692	-	-	32	1,692	1,724	634	Jan. 1998	40 yrs.
Industrial facilities in San Fernando, CA	6,991	2,052	5,322	-	152	2,052	5,474	7,526	2,043	Jan. 1998	40 yrs.
Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina, and Texas	139	9,382	-	-	(172)	9,210	-	9,210	-	Jan. 1998	N/A
Industrial facility in Milton, VT	-	220	1,579	-	-	220	1,579	1,799	592	Jan. 1998	40 yrs.
Land in Glendora, CA	-	1,135	-	-	17	1,152	-	1,152	-	Jan. 1998	N/A
Industrial facility in Doraville, GA	4,842	3,288	9,864	1,546	274	3,288	11,684	14,972	3,887	Jan. 1998	40 yrs.
Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX	51,871	3,490	72,497	-	(15,008)	334	60,645	60,979	4,003	Jan. 1998	40 yrs.
Land in Irving and Houston, TX	8,313	9,795	-	-	-	9,795	-	9,795	-	Jan. 1998	N/A
Industrial facility in Chandler, AZ	12,066	5,035	18,957	7,435	541	5,035	26,933	31,968	8,959	Jan. 1998	40 yrs.
Warehouse/distribution facilities in Houston, TX	-	167	885	73	-	167	958	1,125	345	Jan. 1998	40 yrs.
Office facilities in Bridgeton, MO	-	842	4,762	1,627	71	842	6,460	7,302	1,552	Jan. 1998	40 yrs.
Industrial facility in Industry, CA	-	3,789	13,164	1,872	318	3,789	15,354	19,143	4,608	Jan. 1998	40 yrs.
Retail stores in Drayton Plains, MI and Citrus Heights, CA	-	1,039	4,788	165	193	1,039	5,146	6,185	1,049	Jan. 1998	35 yrs.
Warehouse/distribution facility in Memphis, TN	-	1,882	3,973	-	(3,893)	328	1,634	1,962	538	Jan. 1998	15 yrs.
Retail store in Bellevue, WA	8,269	4,125	11,812	393	(123)	4,371	11,836	16,207	4,352	Apr. 1998	40 yrs.
Office facility in Houston, TX	-	3,260	22,574	1,628	(23,311)	211	3,940	4,151	2,944	Jun. 1998	40 yrs.
Office facility in Rio Rancho, NM	8,162	1,190	9,353	1,504	-	1,467	10,580	12,047	3,598	Jul. 1998	40 yrs.
Vacant office facility in Moorestown, NJ	-	351	5,981	943	43	351	6,967	7,318	2,890	Feb. 1999	40 yrs.
Office facility in Norcross, GA	28,347	5,200	25,585	11,822	-	5,200	37,407	42,607	12,327	Jun. 1999	40 yrs.
Office facility in Tours, France	4,991	1,034	9,737	342	4,169	1,451	13,831	15,282	4,154	Sep. 2000	40 yrs.
Office facility in Illkirch, France	13,171	-	18,520	-	9,116	-	27,636	27,636	8,826	Dec. 2001	40 yrs.
Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC; and Dallas, TX	-	1,860	12,539	-	5	1,860	12,544	14,404	3,310	Sep. 2002	40 yrs.
Office facilities in Playa Vista and Venice, CA	50,306	2,032	10,152	52,816	1	5,889	59,112	65,001	2,853	Sep. 2004; Sep. 2012	40 yrs.
Warehouse/distribution facility in Greenfield, IN	-	2,807	10,335	223	(8,383)	967	4,015	4,982	853	Sep. 2004	40 yrs.
Warehouse/distribution facilities in Birmingham, AL	4,425	1,256	7,704	-	-	1,256	7,704	8,960	1,597	Sep. 2004	40 yrs.
Industrial facility in Scottsdale, AZ	1,229	586	46	-	-	586	46	632	10	Sep. 2004	40 yrs.
Retail store in Hot Springs, AR	-	850	2,939	2	(2,614)	-	1,177	1,177	245	Sep. 2004	40 yrs.
Industrial facilities in Apopka, FL	-	362	10,855	569	(155)	337	11,294	11,631	2,287	Sep. 2004	40 yrs.
Land in San Leandro, CA	-	1,532	-	-	-	1,532	-	1,532	(1)	Dec. 2006	N/A
Industrial facility in Sunnyvale, CA	-	1,663	3,571	-	-	1,663	3,571	5,234	803	Dec. 2006	27 yrs.
Fitness and recreational sports center in Austin, TX	3,165	1,725	5,168	-	-	1,725	5,168	6,893	1,103	Dec. 2006	28.5 yrs.
Retail store in Wroclaw, Poland	8,309	3,600	10,306	-	(1,958)	3,305	8,643	11,948	1,093	Dec. 2007	40 yrs.
Office facility in Fort Worth, TX	33,631	4,600	37,580	-	-	4,600	37,580	42,180	2,740	Feb. 2010	40 yrs.
Warehouse/distribution facility in Mallorca, Spain	-	11,109	12,636	-	2,212	12,161	13,796	25,957	891	Jun. 2010	40 yrs.
Industrial and office facilities in San Diego, CA	33,527	7,247	29,098	967	(5,514)	4,762	27,036	31,798	1,982	May. 2011	40 yrs.
Retail stores in Florence, AL; Snellville, GA; Concord, NC; Rockport, TX; and Virginia Beach, VA	22,000	5,646	12,367	-	-	5,646	12,367	18,013	109	Sep. 2012	40 yrs.
Hospitality facilities in Irvine, Sacramento, and San Diego, CA; Orlando, FL; Des Plaines, IL; Indianapolis, IN; Louisville, KY; Linthicum Heights, MD; Newark, NJ; Albuquerque, NM; and Spokane, WA	140,000	32,680	198,999	-	-	32,680	198,999	231,679	1,369	Sep. 2012	34 - 37 yrs.
Industrial facilities in Bluffton, OH; Auburn, IN; and Milan, TN	-	2,564	6,998	-	-	2,564	6,998	9,562	58	Sep. 2012	30 yrs.
Land in Irvine, CA	1,666	4,173	-	-	-	4,173	-	4,173	-	Sep. 2012	N/A
Office facility in Alpharetta, GA	7,699	2,198	6,349	-	-	2,198	6,349	8,547	53	Sep. 2012	30 yrs.
Office facility in Clinton, NJ	25,714	2,866	34,834	-	-	2,866	34,834	37,700	290	Sep. 2012	30 yrs.
Office facilities in St. Petersburg, FL	18,481	3,280	24,627	-	-	3,280	24,627	27,907	205	Sep. 2012	30 yrs.
Movie theatre in Baton Rouge, LA	10,025	4,168	5,724	-	-	4,168	5,724	9,892	48	Sep. 2012	30 yrs.
Office facilities in San Diego, CA	17,470	7,804	16,729	-	-	7,804	16,729	24,533	139	Sep. 2012	30 yrs.
Industrial facilities in Richmond, CA	-	895	1,953	-	-	895	1,953	2,848	16	Sep. 2012	30 yrs.
Warehouse/distribution and industrial facilities in Kingman, AZ; Woodland, CA; Jonesboro, GA; Kansas City, MO; Springfield, OR; Fogelsville, PA; and Corsicana, TX	64,836	16,386	84,668	-	-	16,386	84,668	101,054	700	Sep. 2012	30 yrs.
Warehouse/distribution facilities in Lens, Nimes, Colomiers, Thuit Hebert, Ploufragen, and Cholet, France	94,059	15,779	89,421	-	2,929	16,219	91,910	108,129	764	Sep. 2012	30 yrs.
Warehouse/distribution facilities in Orlando, FL; Macon, GA; Rocky Mount, NC, and Lewisville, TX	14,645	2,163	17,715	-	-	2,163	17,715	19,878	148	Sep. 2012	30 yrs.
Fitness and recreational sports center in Newton, MA	7,655	1,897	11,451	-	-	1,897	11,451	13,348	94	Sep. 2012	30 yrs.
Industrial facilities in Chattanooga, TN	-	558	5,923	-	-	558	5,923	6,481	49	Sep. 2012	30 yrs.
Industrial facilities in Mooresville, NC	6,512	756	9,775	-	-	756	9,775	10,531	80	Sep. 2012	30 yrs.
Industrial facility in MaCalla, AL	6,307	960	14,472	-	-	960	14,472	15,432	115	Sep. 2012	31 yrs.
Office facility in Lower Makefield Township, PA	10,874	1,726	12,781	-	-	1,726	12,781	14,507	105	Sep. 2012	30 yrs.
Industrial facility in Fort Smith, AZ	-	1,063	6,159	-	-	1,063	6,159	7,222	50	Sep. 2012	30 yrs.
Retail facilities in Greenwood, IN and Buffalo, NY	8,893	-	19,990	-	-	-	19,990	19,990	161	Sep. 2012	30 - 31 yrs.
Industrial facilities in Bowling Green, KY and Jackson, TN	7,436	1,492	8,182	-	-	1,492	8,182	9,674	66	Sep. 2012	31 yrs.
Industrial facilities in Mattoon, IL; Holyoke, MA; and Morristown, TN and a warehouse/distribution facility in Westfield, MA	5,245	1,891	11,064	-	-	1,891	11,064	12,955	90	Sep. 2012	31 yrs.
Industrial facility in Rancho Cucamonga, CA and educational facilities in Glendale Heights, IL; Exton, PA; and Avondale, AZ	37,911	14,006	33,683	-	-	14,006	33,683	47,689	263	Sep. 2012	31 - 32 yrs.
Sports facilities in Rochester Hills and Canton, MI	22,160	5,447	9,988	-	-	5,447	9,988	15,435	81	Sep. 2012	31 yrs.
Industrial facilities in St. Petersburg, FL; Buffalo Grove, IL; West Lafayette, IN; Excelsior Springs, MO; and North Versailles, PA	12,860	6,559	19,078	-	-	6,559	19,078	25,637	153	Sep. 2012	31 yrs.
Industrial facilities in Tolleson, AZ; Alsip, IL; and Solvay, NY	15,164	6,080	23,424	-	-	6,080	23,424	29,504	187	Sep. 2012	31 yrs.
Land in Kahl, Germany	10,573	6,694	-	-	186	6,880	-	6,880	-	Sep. 2012	N/A
Land in Memphis, TN and sports facilities in Bedford, TX and Englewood, CO	8,050	4,877	4,258	-	-	4,877	4,258	9,135	34	Sep. 2012	31 yrs.
Office facilities in Brussels, Belgium	11,094	1,505	6,026	-	210	1,547	6,194	7,741	48	Sep. 2012	32 yrs.
Warehouse/distribution facilities in Oceanside, CA and Concordville, PA	4,506	3,333	8,270	-	-	3,333	8,270	11,603	66	Sep. 2012	31 yrs.
Office facility in Peachtree City, GA	3,962	1,205	5,907	-	-	1,205	5,907	7,112	47	Sep. 2012	31 yrs.
Self-storage and trucking facilities in numerous locations throughout the U.S.	154,658	74,551	319,186	-	-	74,551	319,186	393,737	2,527	Sep. 2012	31 yrs.
Warehouse/distribution facility in La Vista, NE	22,340	4,196	23,148	-	-	4,196	23,148	27,344	173	Sep. 2012	33 yrs.
Office facility in Pleasanton, CA	12,861	3,675	7,468	-	-	3,675	7,468	11,143	59	Sep. 2012	31 yrs.
Office facility in San Marcos, TX	-	440	688	-	-	440	688	1,128	5	Sep. 2012	31 yrs.
Office facilities in Espoo, Finland	58,910	40,555	15,662	-	1,565	41,684	16,098	57,782	127	Sep. 2012	31 yrs.
Office facility in Conflans, France	20,378	7,208	11,333	-	516	7,409	11,648	19,057	91	Sep. 2012	31 yrs.
Office facilities in Chicago, IL	15,499	2,169	19,010	-	-	2,169	19,010	21,179	149	Sep. 2012	31 yrs.
Industrial facility in Louisville, CO	10,417	5,342	8,786	-	-	5,342	8,786	14,128	69	Sep. 2012	31 yrs.
Industrial facilities in Hollywood and Orlando, FL	-	3,639	1,269	-	-	3,639	1,269	4,908	10	Sep. 2012	31 yrs.
Industrial facility in Golden, CO	-	808	4,304	-	-	808	4,304	5,112	36	Sep. 2012	30 yrs.
Industrial facilities in Texarkana, TX and Orem, UT	2,699	1,755	4,493	-	-	1,755	4,493	6,248	35	Sep. 2012	31 yrs.
Industrial facility in Eugene, OR	4,724	2,286	3,783	-	-	2,286	3,783	6,069	30	Sep. 2012	31 yrs.
Industrial facility in Neenah, WI	4,869	438	4,954	-	-	438	4,954	5,392	39	Sep. 2012	31 yrs.
Industrial facility in South Jordan, UT	13,075	2,183	11,340	-	-	2,183	11,340	13,523	89	Sep. 2012	31 yrs.
Warehouse/distribution facility in Ennis, TX	2,609	478	4,087	-	-	478	4,087	4,565	32	Sep. 2012	31 yrs.
Childcare facilities in Chandler and Tucson, AZ; Alhambra, Chino, Garden Grove, and Tustin, CA; Westland and Canton, MI; and Carrollton, Duncansville, and Lewisville, TX	-	6,343	379	-	(1,384)	5,338	-	5,338	-	Sep. 2012	N/A
Retail facility in Oklahoma City, OK	5,759	1,246	4,771	-	-	1,246	4,771	6,017	37	Sep. 2012	32 yrs.
Land in Farmington, CT and Braintree, MA	490	2,409	-	-	-	2,409	-	2,409	-	Sep. 2012	N/A
Office facilities in Helsinki, Finland	58,917	26,560	20,735	-	1,316	27,299	21,312	48,611	165	Sep. 2012	32 yrs.
Office facility in Paris, France	73,391	23,387	43,450	-	1,860	24,038	44,659	68,697	341	Sep. 2012	32 yrs.
Retail facilities in Bydgoszcz, Czestochowa, Jablonna, Katowice, Kielce, Lodz, Lubin, Olsztyn, Opole, Plock, Walbrzych, Warsaw, and Warszawa, Poland	148,643	26,564	72,866	-	2,768	27,303	74,895	102,198	785	Sep. 2012	23 - 34 yrs.
Office facility in Laupheim, Germany	-	2,072	8,339	-	290	2,130	8,571	10,701	107	Sep. 2012	20 yrs.
Industrial facilities in Danbury, CT and Bedford, MA	12,973	3,519	16,329	-	-	3,519	16,329	19,848	136	Sep. 2012	29 yrs.
	$1,512,763	$513,758	$1,777,346	$94,169	$(53,660)	$509,530	$1,822,083	$2,331,613	$116,075

SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION (Continued)
December 31, 2012
(in thousands)

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investment(b)	Gross Amount at which Carried at Close of Period Total	Date Acquired
Direct Financing Method:
Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina, and Texas	$199	$-	$16,416	$-	$(384)	$16,032	Jan. 1998
Office and industrial facilities in Glendora, CA and Romulus, MI	-	454	13,251	9	(2,437)	11,277	Jan. 1998
Industrial facilities in Thurmont, MD and Farmington, NY	-	729	6,093	-	(158)	6,664	Jan. 1998
Industrial facilities in Irving and Houston, TX	20,118	-	27,599	-	(3,897)	23,702	Jan. 1998
Retail facilities in Farmington, CT and Braintree, MA	3,010	-	8,761	-	-	8,761	Sep. 2012
Education facilities in Chandler and Tucson, AZ; Alhambra, Chino, Garden Grove, and Tustin, CA; Naperville, IL; Westland and Canton, MI; and Carrollton, Duncansville, and Lewisville, TX	-	-	7,840	-	-	7,840	Sep. 2012
Industrial facility in Owingsville, KY	113	309	5,741	-	(88)	5,962	Sep. 2012
Retail facility in Freehold, NJ	6,515	-	17,067	-	(12)	17,055	Sep. 2012
Office facilities in Corpus Christi, Odessa, San Marcos, and Waco, TX	5,313	2,089	14,211	-	(102)	16,198	Sep. 2012
Retail facilities in Osnabruck, Borken, Bunde, Arnstadt, Dorsten, Duisburg, Freiberg, Leimbach-Kaiserro, Monheim, Oberhausen, Rodewisch, Sankt Augustin, Schmalkalden, Stendal, Wuppertal, and Monheim, Germany	87,982	28,734	145,854	-	4,837	179,425	Sep. 2012
Warehouse/distribution facility in Birmingham, United Kingdom	10,903	2,147	12,357	-	117	14,621	Sep. 2012
Warehouse/distribution facilities in Mesquite, TX	6,905	2,851	15,899	-	(38)	18,712	Sep. 2012
Industrial facility in Rochester, MN	5,211	881	17,039	-	39	17,959	Sep. 2012
Office facility in Irvine, CA	6,792	-	17,027	-	(19)	17,008	Sep. 2012
Sports facility in Memphis, TN	1,890	-	4,823	-	(33)	4,790	Sep. 2012
Industrial facility in Brownwood, TX	-	722	6,268	-	-	6,990	Sep. 2012
Education facility in Glendale Heights, IL	-	-	3,009	-	-	3,009	Sep. 2012
	$154,951	$38,916	$339,255	$9	$(2,175)	$376,005

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Initial Cost to Company - Personal Property	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Personal Property	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is computed
Operating Real Estate:
Hotel in Livonia, MI	$-	$2,765	$11,087	$3,816	$18,733	$(20,440)	$892	$5,556	$9,513	$15,961	$10,961	Jan. 1998	7-40 yrs.
Self-storage facilities in Taunton, North Andover, North Billerica, and Brockton, MA	9,532	4,300	12,274	-	254	(478)	4,300	12,050	-	16,350	2,036	Dec. 2006	25-40 yrs.
Self-storage facility in Newington, CT	2,073	520	2,973	-	241	(121)	520	3,093	-	3,613	468	Dec. 2006	40 yrs.
Self-storage facility in Killeen, TX	3,226	1,230	3,821	-	339	(179)	1,230	3,981	-	5,211	648	Dec. 2006	30 yrs.
Self-storage facility in Rohnert Park, CA	3,108	1,761	4,989	-	40	-	1,761	5,029	-	6,790	748	Jan. 2007	40 yrs.
Self-storage facility in Fort Worth, TX	2,150	1,030	4,176	-	33	-	1,030	4,209	-	5,239	626	Jan. 2007	40 yrs.
Self-storage facility in Augusta, GA	1,876	970	2,442	-	48	-	970	2,490	-	3,460	367	Feb. 2007	39 yrs.
Self-storage facility in Garland, TX	1,435	880	3,104	-	57	-	880	3,161	-	4,041	461	Feb. 2007	40 yrs.
Self-storage facility in Lawrenceville, GA	2,314	1,410	4,477	-	82	-	1,411	4,558	-	5,969	717	Mar. 2007	37 yrs.
Self-storage facility in Fairfield, OH	1,824	540	2,640	-	19	-	540	2,659	-	3,199	508	Apr. 2007	30 yrs.
Self-storage facility in Tallahassee, FL	3,629	850	5,736	-	7	-	850	5,743	-	6,593	809	Apr. 2007	40 yrs.
Self-storage facility in Lincolnshire, IL	1,955	1,477	1,519	-	96	-	1,477	1,615	-	3,092	220	Jul. 2010	18 yrs.
Self-storage facility in Chicago, IL	1,683	823	912	-	627	-	823	1,539	-	2,362	278	Jul. 2010	15 yrs.
Self-storage facility in Chicago, IL	1,411	700	733	-	556	-	700	1,289	-	1,989	223	Jul. 2010	15 yrs.
Self-storage facility in Bedford Park, IL	1,713	809	1,312	-	200	-	809	1,512	-	2,321	196	Jul. 2010	20 yrs.
Self-storage facility in Bentonville, AR	2,024	1,050	1,323	-	22	-	1,050	1,345	-	2,395	131	Sep. 2010	24 yrs.
Self-storage facility in Tallahassee, FL	3,848	570	3,447	-	30	-	570	3,477	-	4,047	262	Sep. 2010	30 yrs.
Self-storage facility in Pensacola, FL	1,801	560	2,082	-	5	-	560	2,087	-	2,647	156	Sep. 2010	30 yrs.
Self-storage facility in Chicago, IL	2,081	1,785	2,616	-	23	-	1,785	2,639	-	4,424	178	Oct. 2010	32 yrs.
	$47,683	$24,030	$71,663	$3,816	$21,412	$(21,218)	$22,158	$68,032	$9,513	$99,703	$19,993

W. P. CAREY INC.
NOTES TO SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION
(in thousands)

  Consists of the cost of improvements and acquisition costs subsequent to acquisition, including legal fees, appraisal fees, title costs, other related professional fees and purchases of furniture, fixtures, equipment and improvements at the hotel properties. For business combinations, transaction costs are excluded.
  The increase (decrease) in net investment is primarily due to (i) the amortization of unearned income from net investment in direct financing leases, which produces a periodic rate of return that at times may be greater or less than lease payments received, (ii) sales of properties, (iii) impairment charges, and (iv) changes in foreign currency exchange rates.
  Reconciliation of real estate and accumulated depreciation (see below):

	Reconciliation of Real Estate Subject to
	Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$646,482	$560,592	$525,607
Additions	1,777,443	107,484	67,787
Dispositions	(75,548)	(22,106)	(18,896)
Foreign currency translation adjustment	13,263	(1,837)	(2,142)
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	(17,681)	20,105	1,790
Deconsolidation of real estate asset	-	(5,938)	-
Impairment charges	(12,346)	(11,818)	(13,554)
Balance at end of year	$2,331,613	$646,482	$560,592

	Reconciliation of Accumulated Depreciation for
	Real Estate Subject to Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$118,054	$108,032	$100,247
Depreciation expense	24,302	15,179	13,437
Dispositions	(22,947)	(5,785)	(5,000)
Foreign currency translation adjustment	358	(396)	(839)
Reclassification from (to) equity investment, direct financing lease,
intangible assets or assets held for sale	(3,692)	2,339	187
Deconsolidation of real estate asset	-	(1,315)	-
Balance at end of year	$116,075	$118,054	$108,032

	Reconciliation of Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$109,875	$109,851	$85,927
Additions/capital expenditures	295	24	23,924
Impairment charges	(10,467)	-	-
Balance at end of year	$99,703	$109,875	$109,851

	Reconciliation of Accumulated Depreciation for
	Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$17,121	$14,280	$12,039
Depreciation expense	2,872	2,841	2,241
Balance at end of year	$19,993	$17,121	$14,280

At December 31, 2012, the aggregate cost of real estate that we and our consolidated subsidiaries own for federal income tax purposes was approximately $